EARNINGS (LOSS) PER SHARE (Detail Textuals) - shares	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share, amount	18,020	18,020	21,420	18,020	20,487	21,420	21,420